Taxes - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unrecognized Tax Benefit [Abstract]
Balance at July 1	$ 2,780,674	$ 2,442,085	$ 3,095,554
Increase	1,072,205	518,179	934,563
Decrease	(15,103)	(172,682)	(1,386,797)
Foreign currency translation adjustment	43,169	(6,908)	(201,235)
Balance at June 30	$ 3,880,945	$ 2,780,674	$ 2,442,085